Share Class & Ticker	Class A AIAXX	Class C AICXX	Institutional II AGIXX	Summary Prospectus April 30, 2013

AllianzGI Money Market Fund (formerly Allianz Global Investors Money Market Fund)

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.us.allianzgi.com. You can also get this information at no cost by calling 1-800-988-8380 or by sending an email request to AGID-MarketingProduction@allianzinvestors.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated April 30, 2013, as further revised or supplemented from time to time.

 Investment Objective

The Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”), by investing in U.S. dollar-denominated money market securities.

 Fees and Expenses of the Fund

The Fund invests as part of a “master-feeder” structure. The Fund operates as a “feeder fund” which means it invests in a separate mutual fund, or a “master fund.” The Fund currently invests substantially all of its assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a registered open-end fund advised by SSgA Funds Management, Inc. (“SSgA FM”) with an identical investment objective. The Master Portfolio may accept investments from other feeder funds, as well as non-fund investors. The Fund bears the Master Portfolio’s expenses in proportion to its investments in the Master Portfolio. The Fund can set its own fund-specific expenses, investment minimums and other requirements.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	None	1%

Class C	None	1%

Institutional II	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(2)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees(3)	(12b-1) Fees	Expenses	Expenses(4)	Reductions(4)	Reductions(4)

Class A	0.05%	0.10%	0.43%	0.58%	(0.32)%	0.26%

Class C	0.05	0.10	0.43	0.58	(0.32)	0.26

Institutional II	0.05	None	0.41	0.46	(0.30)	0.16

(1)	A 1% CDSC will be assessed for certain Class A shares that are held for less than eighteen months and any Class C shares that are held for less than one year. For purposes of determining whether a CDSC is charged, the holding period is measured from the date of purchase of shares of the fund from which the investor has exchanged into the Fund. The holding period will include the time the shares of the Fund are held.
(2)	The table and the Examples below reflect the expenses of both the Fund and the Master Portfolio.
(3)	The fee shown is the investment advisory fee paid by the Master Portfolio to SSgA FM. Under contract, Allianz Global Investors Fund Management LLC (“AGIFM”), the Fund’s Manager, receives no management fee from the Fund for any period in which the Fund invests substantially all of its investable assets in the Master Portfolio or through another master-feeder structure.
(4)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive the Fund’s allocable share of the ordinary operating expenses of the Master Portfolio and Fund fees and expenses and to reimburse the Fund through April 30, 2014 to the extent that Total Annual Fund Operating Expenses, including offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.26% for Class A shares, 0.26% for Class C shares and 0.16% for Institutional II Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples

Allianz Global Investors Money MarketFund

show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years

Class A	$27	$147	$278	$661

Class C	27	147	278	661

Institutional II	16	111	214	516

 Principal Investment Strategies

The Fund pursues its investment objective through a “master-feeder” arrangement. The Fund ordinarily invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a series of a separately registered open-end management investment company called the State Street Master Funds.

The Master Portfolio has substantially the same investment objective, investment policies, and risks as the Fund. The Master Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in U.S. dollar-denominated money market securities. SSgA Funds Management, Inc. (“SSgA FM”) is the investment adviser of the Master Portfolio. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio, unless otherwise noted.

The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund’s Board of Trustees (“Board”) determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same or substantially the same investment objective as the Fund, the Fund may invest in individual money market instruments through a portfolio managed directly by Allianz Global Investors Fund Management LLC (the “Manager”) or a sub-adviser at the delegation of the Manager, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.

The Master Portfolio follows a disciplined investment process in which the Master Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In such adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Master Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Master Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of portfolio liquidity.

The Master Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; mortgage-related and asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Master Portfolio also may invest in shares of other money market funds, including funds advised by the Master Portfolio’s investment adviser. Under normal market conditions, the Master Portfolio intends to invest more than 25% of its total assets in bank obligations.

 Principal Risks

The risks discussed below for the Master Portfolio expose the Fund to the same risks. Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Master Portfolio’s and the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund or the Master Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Master/Feeder Structure Risk. The Fund’s performance may suffer as a result of large-scale redemptions by other feeder funds, if any, or other investors of their shares in the Master Portfolio. Also, other feeder funds, if any, or other investors in the Master Portfolio may have a greater ownership interest in the Master Portfolio than the Fund’s interest, and could have effective voting control over the operation of the Master Portfolio. The Fund’s ability to maintain a stable NAV and to meet redemption requests is dependent on the Master Portfolio’s continued ability to do the same. The Fund may not be able to find a suitable alternative if it ceases to invest substantially all of its assets in the Master Portfolio.

Money Market Risk. An investment in the Fund or in the Master Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Master Portfolio and the Fund seek to preserve the value of their shares at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Master Portfolio or the Fund.

Risks of Investing Principally in Money Market Instruments:
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Master Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.

Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Master Portfolio’s income and the market value of the instrument.

Summary Prospectus

Liquidity Risk—The risk that the Master Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Master Portfolio.

Prepayment Risk and Extension Risk—Applicable primarily to mortgage-related and asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Master Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

Risk Associated with Maintaining a Stable Share Price. If the market value of one or more of the Master Portfolio’s investments changes substantially during the period when the Master Portfolio holds them, the Master Portfolio and, in turn, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Master Portfolio experiences significant redemption requests.

Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates approach 0%, and the Master Portfolio’s yield is very low. If the Master Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Master Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

Banking Industry Risk. To the extent the Master Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Master Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

Repurchase Agreement Risk. The Master Portfolio may enter into repurchase agreements, which are agreements to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed upon price. If the Master Portfolio’s counterparty is unable to honor its commitments, the Master Portfolio could lose money.

Mortgage-Related and Asset-Backed Securities Risk. Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

Foreign Securities Risk. The Master Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

U.S. Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. government, and to the extent the Master Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Variable and Floating Rate Securities Risk. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Master Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

Market Risk. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Money Market Fund Regulatory Risk. It is possible that the Securities and Exchange Commission (SEC) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

 Performance Information

Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

 Management of the Fund

Investment Manager
Allianz Global Investors Fund Management LLC (the “Manager”) is the investment manager of the Fund. The Manager has overall responsibility for the general management and administration of the Fund, under the general oversight of the Board of Trustees of the

Fund. The Master Portfolio in which the Fund invests is advised by SSgA FM, under the general oversight of the Board of Trustees of State Street Master Funds.

Summary Prospectus

 Purchase and Sale of Fund Shares

Class A and Class C shares. You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements before submitting a request. For Class A shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class C shares of the Fund are not available for purchase except through exchanges and dividend reinvestments, as described under “Sales of Class C Shares” in the Fund’s statutory prospectus.

Institutional II Class shares. Institutional II Class shares of the Fund are only available for purchase by other series of Allianz Funds or Allianz Funds Multi-Strategy Trust or by certain other clients of the Manager or its affiliates as shall be determined by the Manager from time to time. The minimum investment requirement for Institutional II Class shares is $10,000,000, although the Manager may waive the minimum in its discretion. Institutional II Class shares may be purchased, redeemed or exchanged on any day the New York Stock Exchange is open for regular trading.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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